Long-Term Debt (Tables)	3 Months Ended
Mar. 31, 2019
Novopelle Diamond, LLC [Member]
Schedule of Maturities of Long-term Debt	The maturities of long-term debt is as follows:
Year	Amounts
2019	$9,441
2020	13,628
2021	10,958
Total	34,027
Less current installments	(12,747)
Long-term debt, less current installments	$21,280